Acquisitions, Sale of Hospira Infusion Systems Net Assets, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment - Bamboo Therapeutics, Inc. (Details) - USD ($)
$ in Millions
			3 Months Ended		12 Months Ended
		Aug. 01, 2016	Oct. 02, 2016	Apr. 03, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Business Acquisition [Line Items]
Cash payments for acquisition, net of cash acquired	[1]				$ 1,000		$ 18,368		$ 16,466
Goodwill					$ 55,952	[2]	$ 54,449	[2]	$ 48,242
Bamboo Therapeutics [Member]
Business Acquisition [Line Items]
Total consideration transferred		$ 150
Potential milestone payments		495
Consideration transferred, including equity interest held prior to business combination		343
Payments to acquire businesses, cash portion		130		$ 43
Cash payments for acquisition, net of cash acquired		101
Assumed contingent consideration		167
Fair value of previously held equity interest in acquiree		45
Goodwill		142
Net deferred tax liabilities		94
Bamboo Therapeutics [Member] | Other Nonoperating Income (Expense) [Member]
Business Acquisition [Line Items]
Gain recognized			$ 2
In Process Research and Development [Member] | Bamboo Therapeutics [Member]
Business Acquisition [Line Items]
Intangible assets		$ 330

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.